Preferred Stock - Summary of Warrants to Purchase Convertible Preferred Stock Rollforward (Details)	9 Months Ended
Sep. 30, 2023 shares
Class of Warrant or Right [Roll Forward]
Warrants outstanding, beginning balance (in shares)	2,871,084
Warrants outstanding, ending balance (in shares)	14,266,605
Series A-5
Class of Warrant or Right [Roll Forward]
Warrants outstanding, beginning balance (in shares)	4,213
Retirements/Conversion (in shares)	(4,213)
Series A-6
Class of Warrant or Right [Roll Forward]
Warrants outstanding, beginning balance (in shares)	5,190
Retirements/Conversion (in shares)	(5,190)
Series B
Class of Warrant or Right [Roll Forward]
Warrants outstanding, beginning balance (in shares)	36,707
Exercises (in shares)	(11,123)
Retirements/Conversion (in shares)	(25,584)
Series B-3
Class of Warrant or Right [Roll Forward]
Warrants outstanding, beginning balance (in shares)	2,824,974
Exercises (in shares)	(4,771,642)
Issuances (in shares)	2,595,777
Retirements/Conversion (in shares)	(649,109)